Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets:
Allowance for credit losses	¥ 392,077	¥ 390,614
Operating loss carryforwards	72,964	86,747
Accrued liabilities and other	424,866	328,371
Premises and equipment	106,131	113,572
Derivative financial instruments	984,938	649,519
Obligations under operating leases	97,589	89,790
Valuation allowance	(117,183)	(122,241)
Total deferred tax assets	1,961,382	1,536,372
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	748,676	642,105
Loans	4,333	3,466
Intangible assets	87,980	87,064
Lease transactions	15,002	16,866
Defined benefit plans	376,848	270,634
Investments in subsidiaries and affiliates	1,295,676	1,002,424
Right-of-use assets of operating leases	74,945	64,074
Other	0	81,284
Total deferred tax liabilities	2,603,460	2,167,917
Net deferred tax liabilities	¥ (642,078)	¥ (631,545)